SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits			$ 281,000	$ 281,000	$ 3,000
U.S. Federal income tax provision expense at statutory rate	21.00%	21.00%		21.00%	21.00%
Anti-dilutive securities attributable to warrants (in shares)	25,197,113	29,723,780		25,064,547	20,462,397
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Cash equivalents	$ 0		0	$ 0
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	0
U.S. Federal income tax provision expense at statutory rate			21.00%
Anti-dilutive securities attributable to warrants (in shares)	21,320,000		21,320,000
Cash, FDIC Insured Amount	$ 250,000		$ 250,000	250,000
Gross proceeds				276,000,000
Proceeds allocated to Public Warrants			(11,454,000)	(11,454,000)
Ordinary shares issuance costs			(15,179,927)	(15,179,714)
Ordinary shares subject to possible redemption, beginning	276,033,447
Accretion of carrying value to redemption value	(4,772)			(26,667,374)
Ordinary shares subject to possible redemption, ending	$ 276,028,675		$ 276,033,447	$ 276,033,447